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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-21238

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                   PIMCO Corporate & Income Opportunity Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2021 to June 30, 2022

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21238
Reporting Period: 07/01/2021 - 06/30/2022
PIMCO Corporate & Income Opportunity Fund









================== PIMCO Corporate & Income Opportunity Fund ===================


CBL & ASSOCIATES PROPERTIES, INC.

Ticker:       CBL            Security ID:  124830878
Meeting Date: MAY 26, 2022   Meeting Type: Annual
Record Date:  MAR 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jonathan M. Heller       For       For          Management
1.2   Elect Director Marjorie L. Bowen        For       For          Management
1.3   Elect Director David J. Contis          For       For          Management
1.4   Elect Director David M. Fields          For       For          Management
1.5   Elect Director Robert G. Gifford        For       For          Management
1.6   Elect Director Charles B. Lebovitz      For       For          Management
1.7   Elect Director Stephen D. Lebovitz      For       For          Management
1.8   Elect Director Kaj Vazales              For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 04, 2022   Meeting Type: Annual
Record Date:  MAR 08, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas C. King           For       For          Management
1.2   Elect Director W. Benjamin Moreland     For       For          Management
1.3   Elect Director Jinhy Yoon               For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management


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CREDIT SUISSE GROUP AG

Ticker:       CSGN           Security ID:  H3698D419
Meeting Date: APR 29, 2022   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approve Remuneration Report             For       For          Management
1.2   Accept Financial Statements and         For       For          Management
      Statutory Reports
2.1   Approve Discharge of Board and Senior   For       Against      Management
      Management for Fiscal Year 2020,
      excluding the Supply Chain Finance
      Matter
2.2   Approve Discharge of Board and Senior   For       For          Management
      Management for Fiscal Year 2021,
      excluding the Supply Chain Finance
      Matter
3     Approve Allocation of Income and        For       For          Management
      Dividends of CHF 0.10 per Share
4     Approve Creation of CHF 5 Million Pool  For       For          Management
      of Authorized Capital with or without
      Exclusion of Preemptive Rights
5.1.a Elect Axel Lehmann as Director and      For       For          Management
      Board Chair
5.1.b Reelect Iris Bohnet as Director         For       For          Management
5.1.c Reelect Clare Brady as Director         For       For          Management
5.1.d Reelect Christian Gellerstad as         For       For          Management
      Director
5.1.e Reelect Michael Klein as Director       For       For          Management
5.1.f Reelect Shan Li as Director             For       For          Management
5.1.g Reelect Seraina Macia as Director       For       For          Management
5.1.h Reelect Blythe Masters as Director      For       For          Management
5.1.i Reelect Richard Meddings as Director    For       For          Management
5.1.j Reelect Ana Pessoa as Director          For       For          Management
5.1.k Elect Mirko Bianchi as Director         For       For          Management
5.1.l Elect Keyu Jin as Director              For       For          Management
5.1.m Elect Amanda Norton as Director         For       For          Management
5.2.1 Reappoint Iris Bohnet as Member of the  For       For          Management
      Compensation Committee
5.2.2 Reappoint Christian Gellerstad as       For       For          Management
      Member of the Compensation Committee
5.2.3 Reappoint Michael Klein as Member of    For       For          Management
      the Compensation Committee
5.2.4 Appoint Shan Li as Member of the        For       For          Management
      Compensation Committee
5.2.5 Appoint Amanda Norton as Member of the  For       For          Management
      Compensation Committee
6.1   Approve Remuneration of Directors in    For       For          Management
      the Amount of CHF 13 Million
6.2.1 Approve Short-Term Variable             For       For          Management
      Remuneration of Executive Committee in
      the Amount of CHF 8.6 Million
6.2.2 Approve Fixed Remuneration of           For       For          Management
      Executive Committee in the Amount of
      CHF 34 Million
6.2.3 Approve Share-Based Replacement Awards  For       For          Management
      for New Members of the Executive
      Committee in the Amount of CHF 12.1
      Million
7.1   Ratify PricewaterhouseCoopers AG as     For       For          Management
      Auditors
7.2   Ratify BDO AG as Special Auditors       For       For          Management
7.3   Designate Keller KLG as Independent     For       For          Management
      Proxy
8     Approve Special Audit                   Against   Against      Shareholder
9     Amend Articles Re: Climate Change       Against   Against      Shareholder
      Strategy and Disclosures
10.1  Additional Voting Instructions -        Against   Against      Management
      Shareholder Proposals (Voting)
10.2  Additional Voting Instructions - Board  For       Against      Management
      of Directors Proposals (Voting)


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EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAF2
Meeting Date: NOV 02, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAK1
Meeting Date: NOV 02, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAK1
Meeting Date: APR 11, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAF2
Meeting Date: APR 11, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: MAY 10, 2022   Meeting Type: Annual
Record Date:  MAR 17, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cheryl Mills             For       For          Management
1.2   Elect Director Robert W. Pittman        For       For          Management
1.3   Elect Director James A. Rasulo          For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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MCDERMOTT INTERNATIONAL, LTD

Ticker:       MCDIF          Security ID:  G5924V106
Meeting Date: JUN 14, 2022   Meeting Type: Annual
Record Date:  APR 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Appoint Michael McKelvy as Chairman of  For       For          Management
      the Meeting
2.1   Elect Director Craig Broderick          For       Withhold     Management
2.2   Elect Director Neil Bruce               For       Withhold     Management
2.3   Elect Director Barbara Duganier         For       Withhold     Management
2.4   Elect Director Andrew Gould             For       Withhold     Management
2.5   Elect Director Alan Hirshberg           For       Withhold     Management
2.6   Elect Director Nils Larsen              For       Withhold     Management
2.7   Elect Director Lee McIntire             For       Withhold     Management
2.8   Elect Director Michael McKelvy          For       Withhold     Management
2.9   Elect Director Paul Soldatos            For       Withhold     Management
3     Amend Bye-Laws                          For       For          Management
4     Approve Ernst & Young LLP as Auditors   For       Against      Management
      and Authorize Board to Fix Their
      Remuneration


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NOBLE CORPORATION

Ticker:       NE             Security ID:  65500J106
Meeting Date: MAY 10, 2022   Meeting Type: Extraordinary Shareholders
Record Date:  APR 08, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with Merger  For       For          Management
2     Approve Issuance of Shares for a        For       For          Management
      Private Placement
3     Advisory Vote on Golden Parachutes      For       For          Management
4     Adjourn Meeting                         For       For          Management


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NOBLE CORPORATION

Ticker:       NE             Security ID:  G6610J209
Meeting Date: MAY 10, 2022   Meeting Type: Extraordinary Shareholders
Record Date:  APR 08, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with Merger  For       For          Management
2     Approve Issuance of Shares for a        For       For          Management
      Private Placement
3     Advisory Vote on Golden Parachutes      For       For          Management
4     Adjourn Meeting                         For       For          Management


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UNITI GROUP INC.

Ticker:       UNIT           Security ID:  91325V108
Meeting Date: MAY 26, 2022   Meeting Type: Annual
Record Date:  MAR 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jennifer S. Banner       For       For          Management
1b    Elect Director Scott G. Bruce           For       For          Management
1c    Elect Director Francis X. ("Skip")      For       For          Management
      Frantz
1d    Elect Director Kenneth A. Gunderman     For       For          Management
1e    Elect Director Carmen Perez-Carlton     For       For          Management
1f    Elect Director David L. Solomon         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify KPMG LLP as Auditors             For       For          Management


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VALARIS LIMITED

Ticker:       VAL            Security ID:  G9460G101
Meeting Date: JUN 08, 2022   Meeting Type: Annual
Record Date:  APR 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Anton Dibowitz           For       For          Management
1b    Elect Director Gunnar Eliassen          For       For          Management
1c    Elect Director Dick Fagerstal           For       For          Management
1d    Elect Director Joseph Goldschmid        For       For          Management
1e    Elect Director Elizabeth D. Leykum      For       For          Management
1f    Elect Director Deepak Munganahalli      For       For          Management
1g    Elect Director James W. Swent, III      For       For          Management
2     Approve KPMG LLP as Auditors and        For       For          Management
      Authorize Board to Fix Their
      Remuneration
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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VICI PROPERTIES INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: OCT 29, 2021   Meeting Type: Special
Record Date:  SEP 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with Merger  For       For          Management
2     Adjourn Meeting                         For       For          Management


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VICI PROPERTIES INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: APR 27, 2022   Meeting Type: Annual
Record Date:  MAR 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James R. Abrahamson      For       For          Management
1b    Elect Director Diana F. Cantor          For       For          Management
1c    Elect Director Monica H. Douglas        For       For          Management
1d    Elect Director  Elizabeth I. Holland    For       For          Management
1e    Elect Director Craig Macnab             For       For          Management
1f    Elect Director Edward B. Pitoniak       For       For          Management
1g    Elect Director Michael D. Rumbolz       For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Opportunity Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2022